Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2013
Commitments and Contingent Liabilities [Abstract]
Commitments and Contingent Liabilities
Note 10 - Commitments and Contingent Liabilities

A.	Pledges

1.
The Company has pledged certain items of its equipment and the rights to any insurance claims on such items to secure its indebtedness with banks, as well as floating liens on all of its remaining assets in favor of the banks.

2.
The Company has pledged certain items of its equipment as a guarantee for the implementation of its benefited enterprise. The Company has determined that it is in compliance with the conditions of the approval (see Note 14A).

3.	The Company has also pledged machines to secure its indebtedness to certain suppliers that provided financing to such equipment.

B.	Operating leases and other agreements

1.	The premises occupied by the Parent and Kubatronik are leased under two operating agreements that expire in February 2017 and June 2015, respectively.

2.	The Parent has signed several lease and maintenance agreements for production equipment with suppliers of equipment and software. Of such agreements, the main principal agreement expires in June 2017.

3.	Several production machines are leased by Kubatronik under operating agreements which will expire in June 2017.

4.	The Parent's motor vehicles are leased under operating lease agreements, mainly for three-year terms.

5.	Minimum future payments at December 31, 2013 due under the above agreements over the next five years and thereafter are as follows:

	Premises	Other
	leases	agreements
First year	1,152	663
Second year	1,099	424
Third year	1,046	277
Fourth year	288	115
Fifth year and thereafter	187	-

	3,772	1,479

Payments required under these agreements are charged to expense by the straight-line method over the periods of the respective leases.

Expenses recorded under these agreements for the years ended December 31, 2013, 2012, and 2011 were $ 1,471, $1,183, and $1,519, respectively.

C.           Indemnification agreement

The Parent entered into an indemnification agreement with its directors and officers and undertook to enter into the same agreement with future directors and officers, for losses incurred by a director or officer. Such indemnification amount is limited to the lesser of $2,000 or 25% of the Parent's shareholders' equity.

The Israeli Companies Law provides that an Israeli company cannot exculpate an officer from liability with respect to a breach of his or her duty of loyalty.   If permitted by its articles of association, a company may exculpate in advance an officer from his or her liability to the company, in whole or in part, with respect to a breach of his or her duty of care.  However, a company may not exculpate in advance a director from his or her liability to the company with respect to a breach of his duty of care with respect to distributions.

The Company's articles of association allow it to exculpate any officer from his or her liability for breach of duty of care, to the maximum extent permitted by law, before or after the occurrence giving rise to such liability. The Company provided an exemption letter to each of our directors and officers, and agreed to provide the same to future officers.

D.           Contingent Liabilities

Environmental Related Matters

On August 25, 2009, the Parent received a notice from the Petach Tikva Municipality claiming that random automatic wastewater samplings in proximity of its plant indicate high levels of metal concentrations which exceed the amounts permitted by law.  The Municipality requested an explanation of such alleged violation and further informed the Parent that its environmental department had determined to initiate procedures against any plant that is not in compliance with the permitted concentrations.  On September 16, 2009, the Parent sent a letter to the Municipality explaining that it had invested significant funds and resources each year in order to comply with all environmental legal requirements.  The Parent further indicated that it had been and continued to be engaged in several projects to reduce salt and metal concentrations in its plant wastewater and that it constantly updates its procedures with respect to environmental matters.  In addition, the Parent proposed to collaborate with the Municipality and conduct mutual tests to ensure maximum protection of the environment.  To date, the Parent has not received a response from the Municipality to its letter dated September 16, 2009.  If the Parent is found to be in violation of environmental laws, it could be liable for damages and costs of remedial actions and could also be subject to revocation of the permits necessary to conduct its business.  Any such liability or revocation could have a material adverse effect on the Company's business, financial condition and results of operations.

On May 4, 2010, the Parent received legal notice from the Magistrate's Court that the Public Council for the Prevention of Noise and Pollution in Israel (the "Public Council") had filed a lawsuit against it and certain of its directors regarding several alleged environmental damages caused by its release of industrial waste water. On May 3, 2011, the Parent and its directors entered into a settlement agreement with the Public Council.  The settlement agreement recognizes the significant improvement in the quality of the Parent's wastewater and the contribution of the Public Council to this effort.  The Public Council undertook not to take any action (civil, criminal, or administrative) against the Parent and its directors or file any complaint with any regulatory agency regarding the matter for a one year period from the date on which the Court approves the settlement.  The Parent undertook to pay the Public Council NIS 75 ($22) (plus applicable V.A.T.) for its expenses.  On May 4, 2011, the Court approved the settlement agreement and the settlement was given the effect of a judgment.

On January 1, 2014, the Parent received a notice dated December 31, 2013, from Meitav, the water company of the Petach Tikva municipality, requesting payment of fees totaling NIS 962 ($273) (plus applicable V.A.T.), for alleged discharges of "forbidden" industrial wastewater into the municipal sewage system, on the basis of three samplings conducted by Meitav on Eltek's premises during 2013. These samplings covered water consumption of 35,000 cubic meters of water out of 55,000 cubic meters consumed in 2013, thus the Parent may be subject to a potential payment request of approximately NIS 500 ($142).  The Parent is currently reviewing and assessing the demand of payment. Based on current information, the Parent disputes the method of samplings conducted (Grab Samplings instead of Complex Samplings) and the location the samples were retrieved from. The Parent will also examine the legitimacy of Meitav's Wastewater Monitoring Plan and the legality of its execution. The Parent also believes that the new suggested Water and Sewage Corporations Rules (discharge of Industrial Wastewater into the Sewage System), 5774 - 2013 draft, published by the Water Authority, supports its  argument as to the method of samplings conducted on its premises. The Parent will also exercise its right of hearing and intends to appeal, if necessary, to the proper forum. In addition, one of the remedies requested in a petition held in the Israeli Supreme Court of Justice filed by the Manufacturers Association of Israel against the Water Authority, is a cancelation of all pending demands of payment. At the same time, the Parent is involved in discussion with Meitav, presenting its plans to invest in its Wastewater Treatment Facility, in order to eliminate the demand for payment.  Management believes that the Parent has good arguments against such demand for payment and believes that the Parent will not be liable to pay to Meitav any additional amounts beyond the amounts provided for in these financial statements.

If the Parent is found to be in violation of environmental laws, it could be liable for damages and costs of remedial actions and could also be subject to revocation of permits necessary to conduct its business or any part thereof.  Any such liability or revocation could have a material adverse effect on the business, financial condition and results of operations.

Employee Related Matters

Two lawsuits have been filed in May 2008 and in March 2012 against the Parent by two employees alleging that they had suffered personal injuries during their employment with the Parent and are seeking aggregate financial compensation of approximately $180 for past damages and additional amounts for future lost income, pain and suffering as the court may determine.

In addition, five other employees notified the Parent between January 2011 and July 2013 that they allegedly suffered personal injuries during their employment with the Parent. Of these four employees, one is seeking compensation of $170 and the others did not state their claim amount. The Parent submitted the claims to its insurance company, which informed the Parent that it is reviewing the statements of claim without prejudicing its rights to deny coverage.